Significant accounting policies - Summary of principal subsidiaries and their geographic location (Detail)		6 Months Ended	12 Months Ended
	Jan. 26, 2022	Apr. 30, 2022	Oct. 31, 2021
Disclosure of subsidiaries [line items]
Ownership interest	67.00%
Li-Cycle Inc.
Disclosure of subsidiaries [line items]
Location		Delaware, U.S.	Delaware, U.S.
Ownership interest		100.00%	100.00%
Li-Cycle North America Hub, Inc.
Disclosure of subsidiaries [line items]
Location		Delaware, U.S.	Delaware, U.S.
Ownership interest		100.00%	100.00%
Li-Cycle U.S. Holdings Inc.
Disclosure of subsidiaries [line items]
Location		Delaware, U.S.	Delaware, U.S.
Ownership interest		100.00%	100.00%
Li-Cycle Americas Corp.
Disclosure of subsidiaries [line items]
Location		Ontario, Canada	Ontario, Canada
Ownership interest		100.00%	100.00%
Li-Cycle Corp.
Disclosure of subsidiaries [line items]
Location		Ontario, Canada	Ontario, Canada
Ownership interest		100.00%	100.00%
Li-Cycle Europe AG
Disclosure of subsidiaries [line items]
Location		Switzerland	Switzerland
Ownership interest		100.00%	100.00%
Li-Cycle APAC PTE LTD.
Disclosure of subsidiaries [line items]
Location		Singapore	Singapore
Ownership interest		100.00%	100.00%
Li-Cycle Germany GmbH
Disclosure of subsidiaries [line items]
Location		Germany
Ownership interest		100.00%
Li-Cycle Norway AS
Disclosure of subsidiaries [line items]
Location		Norway
Ownership interest		67.00%